CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 230,041	$ 179,111
Trust and restricted cash	21,679	14,518
Accounts receivable, net of allowance of $9,809 and $10,439	450,189	444,411
Deferred income taxes receivable		13,148
Prepaid assets	36,032	42,129
Deferred expenses	53,633	38,442
Other current assets	29,996	29,333
Total current assets	821,570	761,092
PROPERTY AND EQUIPMENT:
Property and equipment	1,280,420	1,209,873
Accumulated depreciation and amortization	(915,655)	(844,977)
Total property and equipment, net	364,765	364,896
GOODWILL	1,823,921	1,816,851
INTANGIBLE ASSETS, net of accumulated amortization of $528,936 and $469,534	231,441	285,672
OTHER ASSETS	244,567	219,642
TOTAL ASSETS	3,486,264	3,448,153
CURRENT LIABILITIES:
Accounts payable	82,678	120,247
Deferred revenue	113,405	93,144
Accrued expenses	249,682	219,152
Current maturities of long-term debt	11,877	25,125
Total current liabilities	457,642	457,668
LONG-TERM OBLIGATIONS, less current maturities	3,513,470	3,992,531
DEFERRED INCOME TAXES	112,476	132,398
OTHER LONG-TERM LIABILITIES	142,848	115,242
Total liabilities	4,226,436	4,697,839
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' DEFICIT
Common Stock $0.001 par value, 475,000 shares authorized, 83,745 and 62,178 shares issued and 83,653 and 62,086 shares outstanding	84	62
Additional paid-in capital	2,132,441	1,720,639
Retained deficit	(2,855,189)	(2,941,948)
Accumulated other comprehensive loss	(12,200)	(23,131)
Treasury stock at cost (92 shares)	(5,308)	(5,308)
Total stockholders' deficit	(740,172)	(1,249,686)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,486,264	$ 3,448,153